Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Reconciliation of income tax expense
In millions	Year ended December 31,	2016	2015	2014
Canadian statutory federal tax rate		15%	15%	15%
Income tax expense at the Canadian statutory federal tax rate		$739	$731	$654
Income tax expense (recovery) resulting from:
Provincial and foreign taxes (1)		532	550	531
Deferred income tax adjustments due to rate enactments (2)		7	42	-
Gain on disposals (3)		(12)	(11)	(19)
Other (4)		21	24	27
Income tax expense		$1,287	$1,336	$1,193
Cash payments for income taxes		$653	$725	$722

(1)	Includes mainly the impact of Canadian provincial taxes and U.S. federal and state taxes.
(2)	Includes the net income tax expense resulting from the enactment of provincial corporate income tax rates.
(3)	Relates to the permanent differences arising from lower capital gain tax rates on the gain on disposal of the Company’s properties in Canada.
(4)	Includes adjustments relating to the resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, and other items.

Tax information on a domestic and foreign basis

The following table provides tax information on a domestic and foreign basis

In millions	Year ended December 31,	2016	2015	2014
Income before income taxes
Domestic		$3,726	$3,437	$3,042
Foreign		1,201	1,437	1,318
Total income before income taxes		$4,927	$4,874	$4,360
Current income tax expense
Domestic		$568	$640	$522
Foreign		15	96	255
Total current income tax expense		$583	$736	$777
Deferred income tax expense
Domestic		$450	$328	$271
Foreign		254	272	145
Total deferred income tax expense		$704	$600	$416

Significant components of deferred income tax assets and liabilities

The following table provides the significant components of deferred income tax assets and liabilities:

In millions	December 31,	2016	2015
Deferred income tax assets
Pension liability		$130	$147
Personal injury and legal claims		66	64
Environmental and other reserves		166	179
Other postretirement benefits liability		83	82
Unrealized foreign exchange losses		58	124
Net operating losses and tax credit carryforwards (1)		23	26
Total deferred income tax assets		$526	$622
Deferred income tax liabilities
Properties		$8,673	$8,303
Pension asset		243	348
Other		83	76
Total deferred income tax liabilities		$8,999	$8,727
Total net deferred income tax liability		$8,473	$8,105
Total net deferred income tax liability
Domestic		$3,334	$3,074
Foreign		5,139	5,031
Total net deferred income tax liability		$8,473	$8,105

(1)	Net operating losses and tax credit carryforwards will expire between the years 2018 and 2036.

Reconciliation for unrecognized tax benefits for domestic and foreign tax positions

The following table provides a reconciliation of unrecognized tax benefits on the Company’s domestic and foreign tax positions:

In millions	Year ended December 31,	2016	2015	2014
Gross unrecognized tax benefits at beginning of year		$27	$35	$30
Increases for:
Tax positions related to the current year		16	4	3
Tax positions related to prior years		24	8	3
Decreases for:
Settlements		(2)	(14)	-
Lapse of the applicable statute of limitations		(4)	(6)	(1)
Gross unrecognized tax benefits at end of year		$61	$27	$35
Adjustments to reflect tax treaties and other arrangements		(7)	(8)	(6)
Net unrecognized tax benefits at end of year		$54	$19	$29